SEGMENT AND GEOGRAPHICAL INFORMATION (Summary of Operating Results by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	$ 324,977	$ 324,934	$ 248,419
Depreciation and amortization	2,454	2,061	2,090
Net income (loss)	(5,234)	41,288	5,402
Goodwill	646	690	746
Total assets	184,633	195,880	140,388
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue	0	0	0
Depreciation and amortization	71	75	72
Net income (loss)	(2,921)	(2,020)	(3,853)
Goodwill	0	0	0
Total assets	8,698	10,349	12,488
Airport Security [Member]
Segment Reporting Information [Line Items]
Revenue	224,037	217,463	194,477
Depreciation and amortization	779	939	994
Net income (loss)	1,128	7,202	(2,779)
Goodwill	646	690	746
Total assets	82,016	84,923	72,851
Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	53,954	36,224	28,177
Depreciation and amortization	286	167	308
Net income (loss)	(2,229)	14,710	8,835
Goodwill	0	0	0
Total assets	25,072	27,502	13,699
Authentication Technology Member
Segment Reporting Information [Line Items]
Revenue	46,986	71,247	25,765
Depreciation and amortization	1,318	880	716
Net income (loss)	(1,212)	21,396	3,199
Goodwill	0	0	0
Total assets	$ 68,847	$ 73,106	$ 41,350